Average Annual Total Returns{- Fidelity Freedom Index 2035 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2035 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1906 Past 1 year	F1906 Past 5 years	F1906 Since Inception
Total	13.80%	13.05%	10.36%	[1]	Jun. 24, 2015	13.10%	11.68%	9.15%	[1]	Jun. 24, 2015	8.41%	10.07%	7.97%	[1]	Jun. 24, 2015	13.82%		23.53%	[1]	Jun. 24, 2020	28.71%	18.47%	15.50%	[1]	14.02%	13.16%	10.47%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.